INVENTORIES	9 Months Ended
Sep. 30, 2014
INVENTORIES [Abstract]
INVENTORIES
7.	INVENTORIES

Inventories consist of the following:

	As of December 31,	As of September 30,
	2013	2014
Raw materials	$2,084,050	$1,801,628
Work-in-process	4,666,821	4,909,452
Finished goods	3,749,385	4,602,967
Total	$10,500,256	$11,314,047

Inventory write-down was $5,305,701 and $177,596 for the nine months ended September 30, 2013 and 2014, respectively.